Fixed Assets, Net (Details Textual) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Fixed Assets (Textual)
Depreciation expense	$ 4	$ 6	$ 9	$ 13	$ 52	$ 35